EATON VANCE SERIES TRUST II

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Telecopy:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the “Registrant”) on behalf of Eaton Vance Income Fund of Boston (the “Fund”) (1933 Act File No. 02-42722) certifies (a) that the forms of prospectus and statement of additional information dated March 1, 2013 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 89 (“Amendment No. 89”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 89 was filed electronically with the Commission (Accession No. 0000940394-14-000271) on February 26, 2014.

EATON VANCE SERIES TRUST II

on behalf of Eaton Vance Income Fund of Boston

By:  /s/ Maureen A. Gemma______

        Maureen A. Gemma, Secretary

Date: March 3, 2014

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